Supplement dated January 27, 2017
to the Prospectus and Summary Prospectuses, as supplemented, of each of the following funds (each, a Fund, and together, the Funds):
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2016
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2016
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2016
Columbia Capital Allocation Conservative Portfolio	6/1/2016
Columbia Capital Allocation Moderate Portfolio	6/1/2016
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the Summary Prospectus and in each Fund's summary section of the Prospectus is hereby superseded and replaced with the following:
For Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Co-manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2010
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	January 2017
Dan Boncarosky, CFA	Portfolio Manager	Co-manager	January 2017
For Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Co-manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2009
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	January 2017
Dan Boncarosky, CFA	Portfolio Manager	Co-manager	January 2017
The rest of the section remains the same.
Effective immediately, the fourth paragraph under the caption "Primary Service Providers - The Investment Manager" in the "More Information About the Funds" section of the Prospectus is hereby deleted.  Additionally, effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Funds" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
			For Conservative Portfolio, Moderate Portfolio and Aggressive Portfolio	For Moderate Conservative Portfolio and Moderate Aggressive Portfolio
Jeffrey Knight, CFA	Senior Portfolio Manager, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Co-manager	2013	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2010	2009
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	January 2017	January 2017
Dan Boncarosky, CFA	Portfolio Manager	Co-manager	January 2017	January 2017
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments from 1993 to 2013, most recently as head of global asset allocation. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Dr. Bahuguna joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
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Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Mr. Boncarosky joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Boncarosky began his investment career in 2008 and earned a B.S. from Leonard N. Stern School of Business at New York University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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